MASTER TRUST (Tables) - EBP 007	12 Months Ended
Dec. 31, 2025
EBP, Master Trust [Line Items]
Schedule of Master Trust Net Assets
The total and net assets of the Master Trust at December 31, 2025 and 2024, are summarized as follows (in thousands):

	Master Trust Balances	Plan's Interest in Master Trust Balances	Master Trust Balances	Plan's Interest in Master Trust Balances

	2025		2024
Master Trust net assets:
Common stock of International Paper Company	$187,581	$152,139	$274,839	$222,814
Equities	4,063,771	3,049,536	4,140,648	3,120,610
Fixed income	1,210,182	885,146	1,017,411	750,735
Derivatives	1,108	899	1,966	1,590
Cash and cash equivalents	35,445	26,938	66,667	49,572
Collateral held under securities lending	17,710	13,105	28,801	21,342
Real Estate Funds	45,953	31,717	45,691	30,638
Total investments at fair value	5,561,750	4,159,480	5,576,023	4,197,301
Stable Value fund at contract value	831,284	573,046	944,534	642,211
Total investments	6,393,034	4,732,526	6,520,557	4,839,512
Receivable for securities sold	33,750	24,975	60,779	45,402
Other receivables	11,618	8,447	15,143	8,762
Total receivables	45,368	33,422	75,922	54,164
Total Master Trust assets	6,438,402	4,765,948	6,596,479	4,893,676
Liability to return collateral held under securities lending agreements	17,710	13,105	28,801	21,342
Payable for securities purchased	62,982	46,607	100,358	74,968
Other payables	12,158	10,728	18,114	16,621
Total liabilities	92,850	70,440	147,273	112,931
Total Master Trust net assets	$6,345,552	$4,695,508	$6,449,206	$4,780,745
Plan interest in the Master Trust as a percentage of total	74.0%		74.1%

The net investment income of the Master Trust for the year ended December 31, 2025 is summarized below (in thousands):

2025
Master Trust investment income
Net appreciation of investments	$767,473
Interest	34,601
Dividends	21,922
Total Master Trust investment income	$823,996
Investment income — Plan interest in Master Trust	$610,928

Schedule of Securities On Loan
The securities on loan under lending agreements from the Master Trust as of December 31, 2025 and 2024, are summarized below (in thousands):

Securities on loan	2025	2024
Equities	$11,421	$25,128
Fixed Income	5,770	2,878
Total Securities on loan	$17,191	$28,006